                               SEMI-ANNUAL REPORT





[1ST SOURCE MONOGRAM FUNDS Logo]








                               SEMI-ANNUAL REPORT
                               SEPTEMBER 30, 2002

 TABLE OF CONTENTS

1ST SOURCE MONOGRAM FUNDS
SEMI-ANNUAL REPORT-SEPTEMBER 30, 2002


Glossary of Terms...........................................    i

Letter from the Investment Advisor..........................    1

Income Equity Fund..........................................    2

Diversified Equity Fund.....................................    8

Special Equity Fund.........................................   14

Income Fund.................................................   20

Notes to Financial Statements...............................   25

 GLOSSARY OF TERMS

MORNINGSTAR RATINGS

     For the three and five-year periods ended September 30, 2002 the 1ST SOURCE SPECIAL EQUITY FUND received 5 stars and 4 stars, respectively. It was rated among 406 and 276 small growth funds for the three- and five-year periods, but was not rated for the ten-year period.

     For the three and five-year periods ended September 30, 2002 the 1ST SOURCE INCOME EQUITY FUND received 3 stars and 4 stars, respectively. It was rated among 188 and 128 mid-cap value funds for the three- and five-year periods, but was not rated for the ten-year period.

     For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages. The Overall rating for the fund was derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating(TM) metrics. The 1ST SOURCE SPECIAL EQUITY FUND and the 1ST SOURCE INCOME EQUITY FUND were rated exclusively against U.S.-domiciled small growth and mid-cap value funds, respectively. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

     THE DOW JONES INDUSTRIAL AVERAGE is a price-weighted average based on the price-only performance of 30 blue chip stocks (The average is computed by adding the prices of the 30 stocks and dividing by a denominator, which has been adjusted over the years for stocks splits, stock dividends and substitutions of stocks).

     THE GROSS DOMESTIC PRODUCT (GDP) measures the market value of the goods and services produced by labor and property in the United States.

     THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

     THE LIPPER EQUITY INCOME FUNDS INDEX is comprised of managed mutual funds that, by prospectus and portfolio practice, seek relatively high current income and growth of income through investing 65% or more of their portfolios in dividend-paying equity securities. These funds' gross yield (or net yield) must be at least 125% of the U.S. diversified equity funds universe gross-yield (or net-yield) average.

     THE NASDAQ COMPOSITE INDEX is a market price only index that tracks the performance of domestic common stocks traded on the regular Nasdaq market as well as National Market System traded foreign common stocks and American Depository Receipts.

     THE RUSSELL 1000 VALUE INDEX is comprised of the securities in the Russell 1000 Index with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earning ratios, higher dividend yields, and lower forecasted growth values.

     THE RUSSELL 2000 INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The companies which comprise this index have high price-to-book ratios and higher forecasted growth values.

     THE STANDARD & POOR'S 500 STOCK INDEX is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

     Investors cannot invest directly in an index, although they can invest in its underlying securities or funds.

 LETTER FROM THE INVESTMENT ADVISOR

DEAR INVESTOR:

    We are pleased to present this report for the six-month period ended September 30, 2002. The period was a difficult one for most investors. Such factors as a weak economy, corporate bankruptcies and accounting scandals, disappointing profits, a slumping dollar, threats of terrorism and talk of war combined to create the worst stock market environment since the early '70s. Virtually no sector delivered strong returns--and weak earnings and concerns about corporate accounting affected almost every sector.

    Economic growth was sluggish and consumer spending began to fall off during the period. The economy grew at an annualized rate of only 1.3% during the second calendar quarter, and probably did not improve significantly in the third quarter. The housing market provided a much-needed boost to the economy, as investors spooked by the falling stock market took advantage of very low mortgage rates to refinance mortgages and buy new properties.

    Stocks fell dramatically during the period. Investors concerned about the weak economy, corporate accounting malfeasance, tensions with Iraq and the weakening dollar pulled money out of the stock market. The Dow Jones Industrial Average fell 26.29% during the six-month period, while the Standard & Poor's 500 Index lost 28.36%. The Nasdaq Composite Index declined 36.36%, dragged down by its heavy weighting in struggling technology and telecommunications stocks.(1)

    Bonds generally performed well. The Federal Reserve Board (the "Fed") kept short-term interest rates low, and rates on fixed-income securities fell throughout the period to 40-year lows. The ten-year Treasury yield fell from 5.4% to 3.6%, while the five-year Treasury yields declined from 4.83% to 2.56%. The Lehman Brothers Intermediate Government/Credit Index gained 8.25% during the period.(1)

    Treasury issues were the best-performing issues during the period, thanks to their lack of credit risk. Investors avoided the corporate sector in the wake of several high-profile bankruptcies earlier in the year. That resulted in relatively poor performance in the corporate sector, and the gap between yields on corporates and Treasuries continued to widen during the period. In fact, corporate-bond losses during July 2002 ranked among the worst ever.

MANAGING VOLATILITY

    We believe that it is especially important to stick to our investment strategy during times of market volatility. Each Monogram fund has a well-defined style and set of goals, and that has not changed. That said, we have raised the Funds' cash positions in recent years--which has helped the portfolios ride out these difficult times. Some consultants during the bull market argued that equity funds should not hold cash, but we believe that cash remains an important tool for stock fund managers.

    The Income Fund maintained a relatively low duration to reduce shareholders' interest rate risk. That approach hurt the Fund's performance slightly as interest rates continued to fall during the period. The Fund's average credit quality remained at AA, which helped its performance. The portfolio avoided the significant credit blowups in the corporate sector.(2)

LOOKING AHEAD

    We do expect an economic recovery, but it will be a modest one--thanks in part to the excess investment in many fields, such as telecommunications, that occurred during the 1990s. There is simply too much debt on corporate and consumer balance sheets to support high levels of capital investment. A variety of problems on the global scene will make it difficult for companies to raise prices during the next several years. Such factors include excess capacity, as well as budgetary restraints and currency-related issues in some countries. We believe the stock market will experience a sustained rebound only after investors see strong indications that the economy and corporate profits are recovering. Such solid proof will likely be scarce in the near term.

    High-quality fixed-income assets have limited potential going forward. The gap between yields on Treasuries and corporate bonds could narrow as the economy recovers, which could lead to price appreciation for some corporate issues.

RIDING OUT FEAR

    We believe investor confidence has been eroded by corporate mismanagement during the bull market. Firms borrowed too much money, paid too much for acquisitions, over-compensated managers and made other shortsighted and dangerous choices. Those decisions led to a collapse--but history suggests that such collapses are inevitably followed by recoveries.

    The stock market's recent volatility has caused many investors to shift money to the sidelines. That cash could help fuel an eventual recovery in the markets--and such a recovery could be sudden. For that reason, shareholders are well advised to maintain their long-term stock market allocations, rather than risk missing gains by trying to time the market.

    The following pages feature discussions by your Fund managers about the economic and market conditions that informed their investment decisions during the six months, and their outlooks for the Monogram Funds going forward. You will also find detailed financial information and a schedule of investments for each Fund. We encourage you to read this material carefully.

    Thank you for your continued confidence in the Monogram Funds. We look forward to providing you with investment management services in the months and years to come. If you have any questions or require assistance, please do not hesitate to contact your account representative or to call the Monogram Funds directly at 1-800-766-8938.

                                       Sincerely,

                                       Ralph C. Shive, CFA
                                       Brian A. Bythrow, CFA
                                       Paul W. Gifford, CFA
------------------                     Kevin A. Carey

(1) Please refer to the Glossary of Terms for additional information.

(2) The Fund's Portfolio composition is subject to change.

 1ST SOURCE MONOGRAM FUNDS

                                      ****
                         4 STAR MORNINGSTAR RATING(TM)
                        (out of 188 mid-cap value funds
                      overall as of September 30, 2002)(1)
INCOME EQUITY FUND

RALPH C. SHIVE, CFA

Q.   HOW DID THE INCOME EQUITY FUND PERFORM RELATIVE TO ITS INDEX
     DURING THE SIX-MONTH PERIOD BETWEEN APRIL 1, 2002 AND
     SEPTEMBER 30, 2002?

A. The Fund's total return was -23.13%. That compared to a -25.69% return for the Russell 1000 Value Index, and a -24.79% return for the Lipper Equity Income Funds Index.(1)

Q.   WHAT WERE CONDITIONS LIKE IN THE STOCK MARKET DURING THE
     PERIOD?

A. Stock market investors endured the worst declines since the early 1970s. Investor confidence suffered from an economic slowdown, fears of terrorist activity, accounting scandals that led to a lack of faith in reported profits, and weak earnings forecasts. Meanwhile, the slumping dollar encouraged foreign investors to abandon U.S. stocks.
     Therefore, virtually no stock market sector performed well.

Q.   HOW DID YOU POSITION THE FUND IN THAT ENVIRONMENT?

A. We were defensive during much of the period. We became slightly more aggressive in May, but during the summer we built up our cash reserves, which recently stood at around
     15% of the Fund's total portfolio. That cash stake contributed to the Fund's ability to outperform its benchmark.(2)

     Every sector suffered from weak earnings, poor earnings outlooks or accounting issues. We were underweight in technology and financial stocks, which helped performance.
     We were overweight in shares of economically sensitive companies, in anticipation of an economic recovery by the second half of this year. It became clear that the recovery would take longer than we had anticipated, and many cyclical names dropped sharply. Shares of firms related to aerospace, paper or chemicals were especially hard-hit. We held a significant stake in shares of oil and gas firms--but even a rise in oil and gas prices did not create a rally for those stocks.

     Basic food commodities were among the few sectors that showed any strength. We did add some money to Archer
     Daniels-Midland Co. (1.70% of the Fund's portfolio) and Potash Corp. of Saskatchewan, Inc. (1.82%) which held up relatively well compared to stocks in other sectors.(2)

Q.   WHAT IS YOUR OUTLOOK FOR THE ECONOMY AND THE STOCK MARKET
     DURING THE NEXT SEVERAL MONTHS? HOW WILL YOU POSITION THE
     FUND IN THAT ENVIRONMENT?

A. We think investors are faced with a show-me market: stocks will not begin to rise until investors see actual earnings increases. The stock market ordinarily anticipates recoveries by six to nine months, but the trauma that has occurred since the bursting of the Internet bubble has made many investors cautious of stocks. The damage inflicted by this three-year decline in stock prices is equivalent to the trauma of the oil embargo in the '70s, and even the inflation of 1940 through 1942 as the U.S. stood at the brink of entry into World War II.

     We think that stock prices now reflect most of the problems that we are seeing in the daily news. However, it may take some sort of catalyst to renew investors' faith in the investment arena--perhaps a significant increase in corporate spending, more signs of better corporate governance or a solution to the Iraq crisis. It is also possible that the market could rally during the final quarter of 2002 as investors anticipate an earnings rebound in 2003.

     We will continue to position the Fund cautiously, with a significant cash stake and a focus on defensive sectors such as food. Meanwhile, we will be on the lookout for catalysts that could lead to a rebound in the economy and the stock market. We will move more cash into the stock market if we see signs of recovery.

------------------

(1) Please refer to the Glossary of Terms for additional information.

(2) The Fund's Portfolio composition is subject to change.

1ST SOURCE MONOGRAM FUNDS                      SCHEDULE OF PORTFOLIO INVESTMENTS
INCOME EQUITY FUND                                SEPTEMBER 30, 2002 (UNAUDITED)

 COMMON STOCKS - 80.4%
SECURITY DESCRIPTION                    SHARES        VALUE ($)
-------------------------------------  ---------     -----------
BASIC MATERIALS - 14.1%
Allegheny Technologies, Inc..........     45,000         311,400
Carpenter Technology Corp............     30,000         390,000
Dow Chemical Co......................     31,000         846,610
Lyondell Petrochemical...............     20,000         238,800
NL Industries, Inc...................     28,900         419,339
Olin Corp............................     45,000         737,100
PolyOne Corp.........................     90,000         773,100
Potash Corp. of Saskatchewan, Inc....     14,000         870,800
Schulman, Inc........................     30,000         519,900
Sherwin-Williams Co..................     40,000         947,200
Temple-Inland, Inc...................     18,000         695,340
                                                     -----------
                                                       6,749,589
                                                     -----------
COMMUNICATIONS - 7.0%
Andrew Corp.(b)......................     39,000         255,450
Belo Corp., Series A.................     42,000         918,960
Harris Corp..........................     35,000       1,172,150
Touch America Holdings(b)............     32,700          20,274
Tribune Co...........................     23,000         961,630
                                                     -----------
                                                       3,328,464
                                                     -----------
CONSUMER CYCLICALS - 5.9%
Brown Shoe Company, Inc..............     27,600         494,040
Ford Motor Co........................     26,222         256,976
Goodyear Tire & Rubber Co............     22,000         195,580
Grainger (W.W.), Inc.................     25,000       1,063,750
Longs Drug Stores Corp...............     28,000         646,520
Wabash National Corp.................     28,000         151,480
                                                     -----------
                                                       2,808,346
                                                     -----------
CONSUMER NON-CYCLICALS - 7.9%
Archer-Daniels-Midland Co............     65,000         813,150
Avon Products, Inc...................     15,000         691,500
Campbell Soup Co.....................     24,000         529,920
H.J. Heinz Co........................     15,000         500,550
McKesson Corp........................     25,000         708,250
Supervalu, Inc.......................     33,000         532,950
                                                     -----------
                                                       3,776,320
                                                     -----------
ENERGY - 7.4%
ConocoPhillips.......................     10,000         462,400
GlobalSantaFe Corp...................     28,000         625,800
Halliburton Co.......................     63,000         813,330
Marathon Oil Corp....................     35,000         793,800
Unocal Corp..........................     20,000         627,800
Williams Cos., Inc...................     95,000         214,700
                                                     -----------
                                                       3,537,830
                                                     -----------
FINANCIAL - 6.6%
Hospitality Properties Trust.........     24,100         798,192
Lincoln National Corp................     10,000         305,500
Old National Bancorp.................     16,700         415,162
St. Paul Cos.........................     12,000         344,640
Thornburg Mortgage, Inc..............     41,300         776,027
Waddell & Reed Financial, Inc........     30,000         529,800
                                                     -----------
                                                       3,169,321
                                                     -----------
 COMMON STOCKS, CONTINUED
SECURITY DESCRIPTION                    SHARES        VALUE ($)
-------------------------------------  ---------     -----------
HEALTH CARE - 5.3%
Abbott Laboratories..................      8,000         323,200
Biomet, Inc..........................     19,500         519,285
Bristol-Myers Squibb Co..............     24,000         571,200
Merck & Co., Inc.....................     15,000         685,650
Sunrise Assisted Living, Inc.(b).....     20,000         429,000
                                                     -----------
                                                       2,528,335
                                                     -----------
INDUSTRIALS - 18.4%
Avnet, Inc...........................     28,000         302,120
Emerson Electric Co..................     14,000         615,160
Esterline Technologies Corp.(b)......     35,000         582,400
Gencorp, Inc.........................     56,200         565,372
Honeywell International, Inc.........     20,000         433,200
Hubbell, Inc., Class B...............     20,000         581,400
Kadant, Inc.(b)......................     37,000         499,500
Pall Corp............................     40,000         631,600
Parker-Hannifin Corp.................     24,000         917,040
Raytheon Co..........................     30,000         879,000
Regal-Beloit Corp....................     17,100         292,581
Ryder System, Inc....................     29,000         722,970
Sealed Air Corp.(b)..................     15,000         253,350
Sonoco Products Co...................     25,000         532,750
Stewart & Stevenson Services, Inc....     45,000         440,685
Trinity Industries, Inc..............     35,000         576,100
                                                     -----------
                                                       8,825,228
                                                     -----------
TECHNOLOGY - 3.8%
Diebold, Inc.........................     25,000         823,000
Electronic Data Systems Corp.........     29,000         405,420
Hewlett-Packard Co...................     32,000         373,440
Mentor Graphics Corp.(b).............     40,000         195,200
                                                     -----------
                                                       1,797,060
                                                     -----------
UTILITIES - 4.0%
American Electric Power..............     19,000         541,690
NiSource, Inc........................     37,000         637,510
Reliant Energy, Inc..................     17,000         170,170
Southwest Gas Corp...................     25,900         576,275
                                                     -----------
                                                       1,925,645
                                                     -----------
TOTAL COMMON STOCKS..............................     38,446,138
                                                     -----------
 PREFERRED STOCKS - 1.8%
CONSUMER CYCLICALS - 0.6%
Ford Capital Trust II................      7,000         282,030
                                                     -----------
ENERGY - 0.9%
El Paso Corp.........................     15,000         416,700
                                                     -----------
FINANCIAL - 0.3%
St. Paul Cos., Inc...................      2,500         144,375
                                                     -----------
TOTAL PREFERRED STOCKS...........................        843,105
                                                     -----------

                                   Continued

1ST SOURCE MONOGRAM FUNDS                      SCHEDULE OF PORTFOLIO INVESTMENTS
INCOME EQUITY FUND                                SEPTEMBER 30, 2002 (UNAUDITED)

 CONVERTIBLE BONDS - 2.5%
                                       PRINCIPAL
SECURITY DESCRIPTION                   AMOUNT ($)     VALUE ($)
-------------------------------------  ---------     -----------
HEALTH CARE - 2.5%
Ivax Corp., 5.50%, 5/15/07, callable
  5/29/03@103.14.....................    900,000         758,250
Sunrise Assisted Living, Inc., 5.25%,
  2/1/09, callable 2/5/06@101.75,
  Series 144A........................    500,000         425,625
                                                     -----------
TOTAL CONVERTIBLE BONDS..........................      1,183,875
                                                     -----------
 REPURCHASE AGREEMENTS - 15.3%
Fifth Third Bank, 1.45%, 10/1/02,
  collateralized by Fannie Mae
  security...........................  7,311,683       7,311,683
                                                     -----------
TOTAL REPURCHASE AGREEMENTS......................      7,311,683
                                                     -----------
TOTAL INVESTMENTS
  (Cost $52,537,707)(a) - 100.0%.................     47,784,801
                                                     ===========

------------------

Percentages indicated are based on net assets of $47,808,676.

(a) Represents cost for financial reporting purposes and differs from value by unrealized depreciation of securities as follows:

      Unrealized appreciation.......................  $ 3,862,090
      Unrealized depreciation.......................   (8,614,996)
                                                      -----------
      Net unrealized depreciation...................  $(4,752,906)
                                                      ===========

(b) Non-income producing securities.

                       See notes to financial statements.

1ST SOURCE MONOGRAM FUNDS
INCOME EQUITY FUND

 STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2002 (UNAUDITED)


ASSETS:
Investments, at value (cost
  $45,226,024)............................            $40,473,118
Repurchase agreements, at cost............              7,311,683
                                                      -----------
    Total Investments.....................             47,784,801
Interest and dividends receivable.........                 74,699
Prepaid expenses..........................                  9,954
                                                      -----------
    TOTAL ASSETS..........................             47,869,454
LIABILITIES:
Accrued expenses and other payables:
  Investment advisory.....................  $33,307
  Administration..........................    9,477
  Other...................................   17,994
                                            -------
    TOTAL LIABILITIES.....................                 60,778
                                                      -----------
NET ASSETS:...............................            $47,808,676
                                                      ===========
COMPOSITION OF NET ASSETS:
Capital...................................            $53,000,536
Undistributed net investment income.......                 15,502
Undistributed net realized losses from
  investment transactions.................               (454,456)
Unrealized depreciation from investment
  transactions............................             (4,752,906)
                                                      -----------
NET ASSETS................................            $47,808,676
                                                      ===========
Shares Outstanding (par value $0.01,
  unlimited number of authorized
  shares).................................              5,453,570
                                                      ===========
Net Asset Value and Redemption Price per
  share...................................                  $8.77
                                                      ===========

 STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED)


INVESTMENT INCOME:
Interest income.........................             $      92,780
Dividend income.........................                   626,519
                                                     -------------
    TOTAL INVESTMENT INCOME.............                   719,299
EXPENSES:
Investment advisory.....................  $220,057
Administration..........................    55,015
Distribution............................    68,768
Accounting..............................    12,142
Custodian...............................     3,314
Transfer agent..........................     9,981
Trustee.................................     3,398
Other...................................    24,568
                                          --------
    Total expenses before fee
      reductions........................                   397,243
    Distribution fees voluntarily
      reduced...........................                   (68,768)
                                                     -------------
    NET EXPENSES........................                   328,475
                                                     -------------
NET INVESTMENT INCOME...................                   390,824
                                                     -------------
NET REALIZED/UNREALIZED LOSSES FROM
  INVESTMENTS:
Realized losses from investment
  transactions..........................                  (927,973)
Change in unrealized appreciation
  (depreciation) from investments.......               (13,576,689)
                                                     -------------
Net realized/unrealized losses from
  investments...........................               (14,504,662)
                                                     -------------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS............................             $ (14,113,838)
                                                     =============

                       See notes to financial statements.

1ST SOURCE MONOGRAM FUNDS
INCOME EQUITY FUND
 STATEMENT OF CHANGES IN NET ASSETS

                                                               FOR THE SIX
                                                              MONTHS ENDED       FOR THE
                                                              SEPTEMBER 30,    YEAR ENDED
                                                                  2002          MARCH 31,
                                                               (UNAUDITED)        2002
                                                              -------------    -----------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.....................................  $    390,824     $   813,116
  Realized gains (losses) from investment transactions......      (927,973)      1,458,294
  Change in unrealized appreciation (depreciation) from
    investments.............................................   (13,576,689)      3,780,668
                                                              ------------     -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............   (14,113,838)      6,052,078
                                                              ------------     -----------
DISTRIBUTIONS:
  From net investment income................................      (384,914)       (804,105)
  From net realized gains...................................            --      (2,167,437)
                                                              ------------     -----------
CHANGE IN NET ASSETS FROM SHAREHOLDER DISTRIBUTIONS.........      (384,914)     (2,971,542)
                                                              ------------     -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................    11,957,012      18,458,685
  Dividends reinvested......................................       358,012       2,756,988
  Cost of shares redeemed...................................    (6,988,284)    (14,419,751)
                                                              ------------     -----------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS........     5,326,740       6,795,922
                                                              ------------     -----------
CHANGE IN NET ASSETS........................................    (9,172,012)      9,876,458
NET ASSETS:
  Beginning of period.......................................    56,980,688      47,104,230
                                                              ------------     -----------
  End of period.............................................  $ 47,808,676     $56,980,688
                                                              ============     ===========
SHARE TRANSACTIONS:
  Issued....................................................     1,125,583       1,667,828
  Reinvested................................................        34,779         257,020
  Redeemed..................................................      (667,775)     (1,298,810)
                                                              ------------     -----------
CHANGE IN SHARES............................................       492,587         626,038
                                                              ============     ===========

                       See notes to financial statements.

1ST SOURCE MONOGRAM FUNDS
INCOME EQUITY FUND
 FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                     FOR THE SIX
                                    MONTHS ENDED          FOR THE YEARS ENDED         FOR THE NINE     FOR THE      SEPTEMBER 23,
                                    SEPTEMBER 30,              MARCH 31,              MONTHS ENDED    YEAR ENDED       1996 TO
                                        2002         -----------------------------     MARCH 31,       JUNE 30,       JUNE 30,
                                     (UNAUDITED)      2002       2001       2000        1999(a)          1998          1997(b)
                                    -------------    -------    -------    -------    ------------    ----------    -------------
NET ASSET VALUE, BEGINNING OF
  PERIOD..........................     $ 11.49       $ 10.87    $ 10.77    $ 11.00      $ 12.60        $ 12.28         $ 10.00
                                       -------       -------    -------    -------      -------        -------         -------
INVESTMENT ACTIVITIES:
  Net investment income...........        0.07          0.17       0.17       0.25         0.20           0.27            0.20
  Net realized and unrealized
    gains (losses) from
    investments...................       (2.72)         1.07       1.03       0.94        (0.26)          1.79            2.32
                                       -------       -------    -------    -------      -------        -------         -------
  Total from investment
    activities....................       (2.65)         1.24       1.20       1.19        (0.06)          2.06            2.52
                                       -------       -------    -------    -------      -------        -------         -------
DISTRIBUTIONS
  From net investment income......       (0.07)        (0.17)     (0.19)     (0.26)       (0.20)         (0.27)          (0.19)
  From net realized gains.........          --         (0.45)     (0.91)     (1.16)       (1.34)         (1.47)          (0.05)
                                       -------       -------    -------    -------      -------        -------         -------
  Total Distributions.............       (0.07)        (0.62)     (1.10)     (1.42)       (1.54)         (1.74)          (0.24)
                                       -------       -------    -------    -------      -------        -------         -------
NET ASSET VALUE, END OF PERIOD....     $  8.77       $ 11.49    $ 10.87    $ 10.77      $ 11.00        $ 12.60         $ 12.28
                                       =======       =======    =======    =======      =======        =======         =======
TOTAL RETURN......................      (23.13%)(c)    11.97%     11.51%     11.35%        0.04%(c)      18.15%          25.58%(c)

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period
  (000)...........................     $47,809       $56,981    $47,104    $46,967      $50,903        $52,450         $39,196
Ratio of expenses to average net
  assets..........................        1.20%(d)      1.20%      1.18%      1.18%        1.21%(d)       1.21%           1.37%(d)
Ratio of net investment income to
  average net assets..............        1.42%(d)      1.58%      1.64%      2.18%        2.29%(d)       2.16%           2.38%(d)
Ratio of expenses to average net
  assets(e).......................        1.45%(d)      1.45%      1.43%      1.43%        1.46%(d)       1.46%           1.62%(d)
Portfolio turnover................           6%           32%        42%        47%          34%            70%             38%

(a) Subsequent to the annual report as of June 30, 1999, the Fund changed its fiscal year end to March 31.
(b) Period from commencement of operations.
(c) Not Annualized.
(d) Annualized.
(e) During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

 1ST SOURCE MONOGRAM FUNDS

DIVERSIFIED EQUITY FUND

BRIAN A. BYTHROW, CFA

KEVIN CAREY

Q.   HOW DID THE DIVERSIFIED EQUITY FUND PERFORM DURING THE
     SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2002?

A. The Fund delivered a -25.94% total return. That compares to a -28.36% total return for the Fund's benchmark the S&P 500
     Index.(1)

Q.   WHAT WERE CONDITIONS LIKE IN THE STOCK MARKET DURING THE
     PERIOD?

A. The stock market performed poorly during the period, despite the fact that the economy appeared to gain some strength and inflation remained low. Weak corporate earnings and a spate of scandals involving misleading accounting and corporate mismanagement hurt stock valuations.

Q.   HOW DID YOU POSITION THE FUND IN THAT ENVIRONMENT?

A. We found opportunities in health care, which performed better than many other sectors due to health-care companies' relatively strong earnings growth and low debt.
     Specifically, we found opportunities in Stryker Corp. (1.39% of the Fund's portfolio), Zimmer Holdings, Inc. (1.59%), and medical-instrument maker Boston Scientific Corp. (0.78%). We also held a defensive position in gold mining company Placer
     Dome, Inc. (0.47%).(2)

     We continued to keep the Fund underweight in technology and telecommunications--both sectors where we believe there is a great deal of over-capacity. We also reduced the Fund's holdings in the retail and financial-services sectors. In particular, we reduced the Fund's investments in PNC
     Financial Services Group (0.87%), Fifth Third Bancorp.
     (2.11%), and Kohl's (1.68%); and sold the Fund's stake in Capital One Financial. We avoided some of the market's worst performers, such as information technology firm EDS and medical-device manufacturer Guidant.(2)

Q.   WHAT IS YOUR OUTLOOK FOR THE MARKET, AND HOW WILL YOU
     POSITION THE FUND IN THAT ENVIRONMENT?

A. We are concerned about the stock market's response to the threat of terrorist attacks and the potential for war with Iraq; however, we remain cautiously optimistic. The long decline of the market should end soon. Many stocks are oversold, and are trading at modest multiples despite good earnings-growth rates. We will hold some cash going forward, and will continue to hold a significant stake in the health-care sector. We also will favor shares of high-quality firms such as Wal-Mart Stores, Inc. (2.86%) that should provide value to consumers in difficult times.(2)

------------------

(1) Please refer to the Glossary of Terms for additional information.

(2) The Fund's Portfolio composition is subject to change.

1ST SOURCE MONOGRAM FUNDS                      SCHEDULE OF PORTFOLIO INVESTMENTS
DIVERSIFIED EQUITY FUND                           SEPTEMBER 30, 2002 (UNAUDITED)

 COMMON STOCKS - 79.1%
SECURITY DESCRIPTION                     SHARES        VALUE ($)
-------------------------------------  -----------    -----------
BASIC MATERIALS - 0.5%
Placer Dome, Inc. ...................       15,000        136,950
                                                      -----------
COMMUNICATIONS - 2.6%
Interpublic Group of Cos., Inc. .....        8,000        126,800
Schwab (Charles) Corp. ..............       25,000        217,500
Tellabs, Inc.(b).....................       15,000         61,050
UTStarcom, Inc.(b)...................       15,000        229,050
VeriSign, Inc.(b)....................       25,000        126,250
                                                      -----------
                                                          760,650
                                                      -----------
CONSUMER CYCLICALS - 15.0%
Abercrombie & Fitch Co.(b)...........        4,500         88,515
Brinker International, Inc.(b).......       12,000        310,800
Harley-Davidson, Inc. ...............        8,300        385,535
Home Depot, Inc. ....................       16,050        418,905
Kohl's Corp.(b)......................        8,000        486,480
Matsushita Electric Industrial Co.,
  Ltd., ADR..........................       20,000        207,400
McDonald's Corp. ....................       12,200        215,452
O'Reilly Automotive, Inc.(b).........       10,000        286,200
Starbucks Corp.(b)...................       21,000        433,440
Wal-Mart Stores, Inc. ...............       16,800        827,232
Walgreen Co. ........................       15,000        461,400
Whirlpool Corp. .....................        5,000        229,300
                                                      -----------
                                                        4,350,659
                                                      -----------
CONSUMER NON-CYCLICALS - 1.4%
Smithfield Foods, Inc.(b)............       12,000        188,400
The Kroger Co.(b)....................       15,000        211,500
                                                      -----------
                                                          399,900
                                                      -----------
ENERGY - 4.8%
BP Amoco PLC, ADR....................        7,000        279,300
Burlington Resources, Inc. ..........        8,000        306,880
Exxon Mobil Corp. ...................       10,000        319,000
Transocean Sedco Forex, Inc. ........       10,000        208,000
Valero Energy Corp. .................       10,000        264,700
                                                      -----------
                                                        1,377,880
                                                      -----------
FINANCIAL - 16.8%
American Express Co. ................        5,900        183,962
American International Group,
  Inc. ..............................        7,500        410,250
Bank of America Corp. ...............        6,000        382,800
Citigroup, Inc. .....................       11,633        344,918
Everest Re Group Ltd. ...............        5,600        307,216
Fannie Mae...........................       10,800        643,032
Fifth Third Bancorp..................       10,000        612,300
FirstMerit Corp. ....................       10,000        214,200
Hartford Financial Services Group....        3,700        151,700
J.P. Morgan Chase & Co. .............       16,000        303,840
MetLife, Inc. .......................       11,700        266,292
 COMMON STOCKS, CONTINUED
SECURITY DESCRIPTION                     SHARES        VALUE ($)
-------------------------------------  -----------    -----------
PNC Financial Services Group.........        6,000        253,020
Sovereign Bancorp, Inc. .............       12,500        161,250
Wells Fargo & Co. ...................       13,400        645,344
                                                      -----------
                                                        4,880,124
                                                      -----------
HEALTH CARE - 17.7%
Amgen, Inc.(b).......................       10,000        417,000
Boston Scientific Corp.(b)...........        7,125        224,865
Dentsply International...............        9,750        391,658
Hillenbrand Industries, Inc. ........        8,000        434,400
Johnson & Johnson....................       14,000        757,120
King Pharmaceuticals, Inc.(b)........       20,000        363,400
Medtronic, Inc. .....................       15,000        631,800
Pfizer, Inc. ........................       20,000        580,400
Qiagen NV(b).........................       13,000         59,670
Stryker Corp. .......................        7,000        403,200
Universal Health Services(b).........        8,000        409,200
Zimmer Holdings, Inc.(b).............       12,000        460,080
                                                      -----------
                                                        5,132,793
                                                      -----------
INDUSTRIALS - 12.4%
American Power Conversion Corp.(b)...       20,000        191,200
B.F. Goodrich Corp. .................        8,000        151,040
Emerson Electric Co. ................       10,000        439,400
FedEx Corp. .........................        5,000        250,350
General Dynamics Corp. ..............        6,000        487,980
General Electric Co. ................       18,000        443,700
Honeywell International, Inc. .......       15,000        324,900
Sanmina-SCI Corp.(b).................       50,000        138,500
Sonoco Products Co. .................        8,000        170,480
Symbol Technologies, Inc. ...........       15,000        115,050
Titan Corp.(b).......................       25,000        240,000
United Parcel Service, Inc.,
  Class B............................        6,300        393,939
United Technologies Corp. ...........        4,400        248,556
                                                      -----------
                                                        3,595,095
                                                      -----------
TECHNOLOGY - 7.9%
Automatic Data Processing, Inc. .....        6,000        208,620
Cypress Semiconductor Corp.(b).......       10,000         65,600
Intel Corp. .........................       14,000        194,460
International Rectifier Corp.(b).....        6,000         93,720
Intersil Corp., Class A(b)...........       12,000        155,520
Microsoft Corp.(b)...................       20,000        874,800
Novell, Inc.(b)......................       60,000        126,000
Oracle Corp.(b)......................       15,000        117,900
Parametric Technology Corp.(b).......       50,000         90,000
Texas Instruments, Inc. .............       10,000        147,700
Unisys Corp.(b)......................       30,000        210,000
                                                      -----------
                                                        2,284,320
                                                      -----------
TOTAL COMMON STOCKS...............................     22,918,371
                                                      -----------

                                   Continued

1ST SOURCE MONOGRAM FUNDS                      SCHEDULE OF PORTFOLIO INVESTMENTS
DIVERSIFIED EQUITY FUND                           SEPTEMBER 30, 2002 (UNAUDITED)

 REPURCHASE AGREEMENTS - 21.0%
                                        PRINCIPAL
SECURITY DESCRIPTION                   AMOUNT ($)      VALUE ($)
-------------------------------------  -----------    -----------
Fifth Third Bank 1.45%, 10/1/02,
  collateralized by Freddie Mac
  security...........................    6,086,626      6,086,626
                                                      -----------
TOTAL REPURCHASE AGREEMENTS.......................      6,086,626
                                                      -----------
TOTAL INVESTMENTS
  (Cost $34,177,765)(a) - 100.1%..................     29,004,997
                                                      ===========

------------------

Percentages indicated are based on net assets of $28,970,374.

(a) Represents cost for financial reporting purposes and differs from value by unrealized depreciation of securities as follows:

      Unrealized appreciation.......................  $ 1,272,262
      Unrealized depreciation.......................   (6,455,030)
                                                      -----------
      Net unrealized depreciation...................  $(5,172,768)
                                                      ===========

(b) Non-income producing securities.

ADR--American Depositary Receipt

                       See notes to financial statements.

1ST SOURCE MONOGRAM FUNDS
DIVERSIFIED EQUITY FUND

 STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2002 (UNAUDITED)

ASSETS:
Investments, at value (cost
  $28,091,139)............................            $22,918,371
Repurchase agreements, at cost............              6,086,626
                                                      -----------
    Total Investments.....................             29,004,997
Interest and dividends receivable.........                 13,830
Prepaid expenses..........................                    855
                                                      -----------
    TOTAL ASSETS..........................             29,019,682
LIABILITIES:
Accrued expenses and other payables:
  Investment advisory.....................  $24,714
  Administration..........................    5,681
  Other...................................   18,913
                                            -------
    TOTAL LIABILITIES.....................                 49,308
                                                      -----------
NET ASSETS:...............................            $28,970,374
                                                      ===========
COMPOSITION OF NET ASSETS:
Capital...................................            $44,576,095
Undistributed net investment loss.........                (48,630)
Undistributed net realized losses from
  investment transactions.................            (10,384,323)
Unrealized depreciation from
  investments.............................             (5,172,768)
                                                      -----------
NET ASSETS................................            $28,970,374
                                                      ===========
Shares Outstanding (par value $0.01,
  unlimited number of authorized
  shares).................................              5,420,148
                                                      ===========
Net Asset Value and Redemption Price per
  share...................................                  $5.34
                                                      ===========

 STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED)

INVESTMENT INCOME:
Interest income.........................             $     26,661
Dividend income.........................                  166,269
                                                     ------------
    TOTAL INVESTMENT INCOME.............                  192,930
EXPENSES:
Investment advisory.....................  $173,383
Administration..........................    35,027
Distribution............................    43,783
Accounting..............................     8,691
Custodian...............................     3,456
Transfer agent..........................     8,008
Trustee.................................     2,230
Other...................................    10,765
                                          --------
    Total expenses before fee
      reductions........................                  285,343
    Distribution fees voluntarily
      reduced...........................                  (43,783)
                                                     ------------
    NET EXPENSES........................                  241,560
                                                     ------------
NET INVESTMENT LOSS.....................                  (48,630)
                                                     ------------
NET REALIZED/UNREALIZED LOSSES FROM
  INVESTMENTS:
Realized losses from investment
  transactions..........................               (3,388,175)
Change in unrealized appreciation
  (depreciation) from investments.......               (6,874,619)
                                                     ------------
Net realized/unrealized losses from
  investments...........................              (10,262,794)
                                                     ------------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS............................             $(10,311,424)
                                                     ============

                       See notes to financial statements.

1ST SOURCE MONOGRAM FUNDS
DIVERSIFIED EQUITY FUND
 STATEMENT OF CHANGES IN NET ASSETS

                                                               FOR THE SIX
                                                              MONTHS ENDED     FOR THE YEAR
                                                              SEPTEMBER 30,       ENDED
                                                                  2002          MARCH 31,
                                                               (UNAUDITED)         2002
                                                              -------------    ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment loss.......................................  $    (48,630)    $    (72,718)
  Realized losses from investment transactions..............    (3,388,175)      (4,415,294)
  Change in unrealized appreciation (depreciation) from
    investments.............................................    (6,874,619)       1,747,549
                                                              ------------     ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............   (10,311,424)      (2,740,463)
                                                              ------------     ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................     8,495,727       15,551,401
  Cost of shares redeemed...................................    (9,979,689)     (17,957,499)
                                                              ------------     ------------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS........    (1,483,962)      (2,406,098)
                                                              ------------     ------------
CHANGE IN NET ASSETS........................................   (11,795,386)      (5,146,561)
NET ASSETS:
  Beginning of period.......................................    40,765,760       45,912,321
                                                              ------------     ------------
  End of period.............................................  $ 28,970,374     $ 40,765,760
                                                              ============     ============
SHARE TRANSACTIONS:
  Issued....................................................     1,351,917        2,129,397
  Redeemed..................................................    (1,584,573)      (2,445,114)
                                                              ------------     ------------
CHANGE IN SHARES............................................      (232,656)        (315,717)
                                                              ============     ============

                       See notes to financial statements.

1ST SOURCE MONOGRAM FUNDS
DIVERSIFIED EQUITY FUND
 FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                     FOR THE SIX
                                    MONTHS ENDED          FOR THE YEARS ENDED         FOR THE NINE     FOR THE      SEPTEMBER 23,
                                    SEPTEMBER 30,              MARCH 31,              MONTHS ENDED    YEAR ENDED       1996 TO
                                        2002         -----------------------------     MARCH 31,       JUNE 30,       JUNE 30,
                                     (UNAUDITED)      2002       2001       2000        1999(a)          1998          1997(b)
                                    -------------    -------    -------    -------    ------------    ----------    -------------
NET ASSET VALUE, BEGINNING OF
  PERIOD..........................     $  7.21       $  7.69    $ 11.32    $ 11.26      $ 13.31        $ 11.80         $ 10.00
                                       -------       -------    -------    -------      -------        -------         -------
INVESTMENT ACTIVITIES:
  Net investment loss.............       (0.01)        (0.01)     (0.02)     (0.03)       (0.02)         (0.02)          (0.01)
  Net realized and unrealized
    gains (losses) from
    investments...................       (1.86)        (0.47)     (2.82)      2.05        (0.11)          3.00            2.03
                                       -------       -------    -------    -------      -------        -------         -------
  Total from investment
    activities....................       (1.87)        (0.48)     (2.84)      2.02        (0.13)          2.98            2.02
                                       -------       -------    -------    -------      -------        -------         -------
DISTRIBUTIONS:
  From net realized gains.........          --            --      (0.38)     (1.96)       (1.92)         (1.47)          (0.22)
  In excess of net investment
    income........................          --            --      (0.41)        --           --             --              --
                                       -------       -------    -------    -------      -------        -------         -------
  Total Distributions.............          --            --      (0.79)     (1.96)       (1.92)         (1.47)          (0.22)
                                       -------       -------    -------    -------      -------        -------         -------
NET ASSET VALUE, END OF PERIOD....     $  5.34       $  7.21    $  7.69    $ 11.32      $ 11.26        $ 13.31         $ 11.80
                                       =======       =======    =======    =======      =======        =======         =======
TOTAL RETURN......................      (25.94%)(c)    (6.24%)   (26.25%)    19.60%       (0.59%)(c)     27.85%          20.42%(c)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period
  (000)...........................     $28,970       $40,766    $45,912    $75,587      $85,361        $98,083         $74,990
Ratio of expenses to average net
  assets..........................        1.38%(d)      1.32%      1.22%      1.33%        1.43%(d)       1.48%           1.62%(d)
Ratio of net investment loss to
  average net assets..............       (0.28%)(d)    (0.17%)    (0.22%)    (0.28%)      (0.24%)(d)     (0.18%)         (0.10%)(d)
Ratio of expenses to average net
  assets(e).......................        1.63%(d)      1.57%      1.66%      1.62%        1.68%(d)       1.73%           1.87%(d)
Portfolio turnover................          28%           68%        29%       104%         108%            95%             77%

(a) Subsequent to the annual report as of June 30, 1999, the Fund changed its fiscal year end to March 31.
(b) Period from commencement of operations.
(c) Not Annualized.
(d) Annualized.
(e) During the period, certain fees were voluntarily and contractually reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

 1ST SOURCE MONOGRAM FUNDS

                                      ****
                         4 STAR MORNINGSTAR RATING(TM)
                         (out of 406 small growth funds
                      overall as of September 30, 2002)(1)
SPECIAL EQUITY FUND

BRIAN A. BYTHROW, CFA

Q. HOW DID THE FUND PERFORM DURING THE SIX-MONTH PERIOD ENDED SEPTEMBER 30,
   2002?

A. The Fund delivered a -24.18% total return during the period. The Fund's benchmark, the Russell 2000 Index, posted a total return of -27.97%.

Q. HOW DID SMALL-COMPANY STOCKS PERFORM DURING THE PERIOD?

A. Small-cap stocks performed roughly in line with large caps. Shares of small companies had delivered stronger returns during the previous period, but investors' perception of growing risk in the stock market caused them to shift money out of small-cap stocks.

   Shares of discount retailers fared relatively well during the period, as price-conscious consumers looked for greater value in a declining economy. Smaller banks also performed relatively well, as they had little exposure to misleading corporate accounting practices or overseas lending operations. Technology and telecommunication stocks continued to suffer, due to oversupply in those industries and high valuations among such shares.

Q. HOW DID YOU MANAGE THE FUND DURING THE PERIOD?

A. We continued to invest in fast-growing firms whose shares were inexpensive relative to the companies' growth rates. We maintained a significant cash position, due to concerns about stock valuations and weakening fundamentals. This cash position helped the Fund to outperform its benchmark.

   During previous periods, the Fund benefited from its investments in micro-caps -- shares of firms with very small market capitalizations. Micro-caps hurt the Fund's performance during the recent period, as investors favored larger, liquid names.

Q. WHAT IS YOUR OUTLOOK FOR SMALL-COMPANY STOCKS?

A. We expect earnings and stock-price declines to create opportunities for the Fund during the coming months. We feel small-cap stocks may perform better than shares of large companies, which are still suffering from the effects of underfunded pensions and high debt. We will continue to focus on small firms that serve niche markets. We will also continue to look for opportunities among health-care companies, especially firms that manufacture generic drugs. Such companies may benefit as the government acts to reduce prices on name-brand pharmaceuticals. We will also seek opportunities among shares of discount retailers, which should benefit as value-minded consumers seek out low prices.

------------------

(1) Please refer to the Glossary of Terms for additional information.

(2) The Fund's Portfolio composition is subject to change.

1ST SOURCE MONOGRAM FUNDS                      SCHEDULE OF PORTFOLIO INVESTMENTS
SPECIAL EQUITY FUND                               SEPTEMBER 30, 2002 (UNAUDITED)

 COMMON STOCKS - 74.8%
SECURITY DESCRIPTION                     SHARES       VALUE ($)
-------------------------------------  ----------    -----------
BASIC MATERIALS - 1.6%
Algoma Steel, Inc.(b)................     60,000         206,016
P.H. Glatfelter and Co. .............     20,000         231,000
Placer Dome, Inc. ...................     20,000         182,600
                                                     -----------
                                                         619,616
                                                     -----------
COMMUNICATIONS - 5.2%
Ameritrade Holdings Corp.(b).........     30,000         111,900
Audiovox Corp.(b)....................     25,000         174,975
Chordiant Software, Inc.(b)..........    100,000          93,000
Clearone Communications, Inc.(b).....     10,000          34,100
Computer Network Technology
  Corp.(b)...........................     30,000         150,600
E-LOAN, Inc.(b)......................    100,000         138,000
Euniverse, Inc.(b)...................     60,000         175,800
Internet Security Systems, Inc.(b)...     15,000         184,800
Salem Communications Corp., Class
  A(b)...............................     15,000         336,300
Secure Computing Corp.(b)............     30,000          96,000
UTStarcom, Inc.(b)...................     20,000         305,400
Visual Networks, Inc.(b).............     80,000          68,800
Watchguard Technolgies(b)............     25,000         110,000
                                                     -----------
                                                       1,979,675
                                                     -----------
CONSUMER CYCLICALS - 18.6%
A.S.V., Inc.(b)......................     25,000         200,000
Abercrombie & Fitch Co.(b)...........     12,000         236,040
Alliance Atlantis Communications
  Corp.(b)...........................     30,000         297,570
Big Lots, Inc.(b)....................     10,000         158,300
Blair Corp. .........................     11,700         239,265
Casey's General Stores, Inc. ........     20,000         231,000
Cash America International...........     40,000         327,600
Cavalier Homes, Inc.(b)..............     65,000         152,750
Charming Shoppes, Inc.(b)............     30,000         202,500
Daisytek International Corp.(b)......     30,000         390,000
Famous Dave's of America(b)..........     50,000         263,985
Fred's, Inc. ........................      9,000         268,722
Galyans Trading Co., Inc.(b).........     20,000         200,200
GameStop Corp.(b)....................     10,000         204,500
Jack in the Box, Inc.(b).............     15,000         342,000
JAKKS Pacific, Inc.(b)...............     30,000         333,570
Mobile Mini, Inc.(b).................     10,000         129,500
Monaco Coach Corp.(b)................     20,000         400,600
Nu Skin Enterprises, Inc. ...........     30,000         366,000
O'Reilly Automotive, Inc.(b).........     15,000         429,300
P.F. Chang's China Bistro, Inc.(b)...     20,000         580,600
School Specialty, Inc.(b)............      8,000         200,080
Shop At Home(b)......................    140,000         327,600
Six Flags, Inc.(b)...................     20,000          70,400
SkyWest, Inc. .......................     15,000         196,500
Tweeter Home Entertainment Group,
  Inc.(b)............................     40,000         276,000
                                                     -----------
                                                       7,024,582
                                                     -----------
CONSUMER NON-CYCLICALS - 8.1%
Caremark Rx, Inc.(b).................     25,000         425,000
Constellation Brands, Inc.(b)........     12,000         277,200
Cross Country, Inc.(b)...............     25,000         350,000
Healthcare Services Group(b).........     20,000         272,800

 COMMON STOCKS, CONTINUED
SECURITY DESCRIPTION                     SHARES       VALUE ($)
-------------------------------------  ----------    -----------
Mail-Well, Inc.(b)...................     50,000          52,000
Navigant Consulting, Inc.(b).........     25,000         138,000
Nobel Learning Communities(b)........     50,000         360,500
PRG-Schultz International(b).........     20,000         247,600
Right Management Consultants,
  Inc.(b)............................     12,000         295,680
SFBC International, Inc.(b)..........     10,000         107,790
Source Information Management
  Co.(b).............................     60,000         321,000
Sylvan Learning Systems, Inc.(b).....     15,000         205,200
                                                     -----------
                                                       3,052,770
                                                     -----------
ENERGY - 3.1%
Brigham Exploration Co.(b)...........     60,000         215,400
Hanover Compressor Co.(b)............     15,000         124,500
Horizon Offshore, Inc.(b)............     40,000         168,440
Key Energy Services, Inc.(b).........     35,000         275,800
Petroquest Energy, Inc.(b)...........     40,000         176,800
Veritas DGC, Inc.(b).................     20,000         216,200
                                                     -----------
                                                       1,177,140
                                                     -----------
FINANCIAL - 9.3%
American Home Mortgage Holdings,
  Inc. ..............................     20,000         220,600
BankAtlantic Bancorp, Class B........     32,000         287,360
Fidelity National....................     30,000         267,300
Meadowbrook Insurance Group, Inc. ...    100,000         264,000
MFC Bancorp Ltd.(b)..................     15,000         107,100
Nara Bankcorp, Inc. .................     15,000         259,050
Northrim Bancorp, Inc. ..............     25,000         306,000
Oxford Financial(b)..................     25,000         225,000
R&G Financial Corp., Class B.........     15,000         327,300
Scottish Annuity & Life Holdings.....     17,200         293,260
State Financial Services Corp. ......     20,000         278,000
Trust Co. of New Jersey..............     15,000         381,750
Willow Grove Bancorp, Inc. ..........     25,000         295,000
                                                     -----------
                                                       3,511,720
                                                     -----------
HEALTH CARE - 13.8%
Air Methods Corp.(b).................     40,000         246,000
American Pharmaceutical Partners,
  Inc.(b)............................     20,000         326,600
Amsurg Corp.(b)......................     10,000         301,700
Apria Healthcare Group, Inc.(b)......     20,000         471,200
Bradley Pharmaceuticals, Inc.(b).....     30,000         262,800
Bruker AXS, Inc.(b)..................     60,000         126,000
Cytrx Corp.(b).......................    130,000          44,850
Exactech, Inc.(b)....................     20,000         348,400
First Horizon Pharmaceutical
  Corp.(b)...........................     30,000         162,000
HealthTronics Surgical Services,
  Inc.(b)............................     12,000         100,440
IMPATH, Inc.(b)......................     20,000         258,200
Micro Therapeutics, Inc.(b)..........     30,000          70,500
Misonix, Inc.(b).....................     30,000         152,970
NMT Medical, Inc.(b).................     20,000          61,800
Ocular Sciences, Inc.(b).............     15,000         350,400
Option Care, Inc.(b).................     25,000         221,250
Orthodontic Centers of America(b)....     20,000         214,000
Osteotech, Inc.(b)...................     30,000         154,800
PacificHealth Laboratories,
  Inc.(b)............................     65,000          96,850
Paladin Labs, Inc.(b)................     72,700         304,577
Province Healthcare Co.(b)...........     20,000         343,000
STAAR Surgical Co.(b)................     15,000          34,650

                                   Continued

1ST SOURCE MONOGRAM FUNDS                      SCHEDULE OF PORTFOLIO INVESTMENTS
SPECIAL EQUITY FUND                               SEPTEMBER 30, 2002 (UNAUDITED)

 COMMON STOCKS, CONTINUED
SECURITY DESCRIPTION                     SHARES       VALUE ($)
-------------------------------------  ----------    -----------
Universal Health Services(b).........      9,000         460,350
Vasomedical, Inc.(b).................     60,000          93,000
                                                     -----------
                                                       5,206,337
                                                     -----------
INDUSTRIALS - 8.4%
AAR Corp. ...........................     20,000          95,000
BW Technologies Ltd.(b)..............     37,700         433,475
Compudyne Corp.(b)...................     20,000         172,400
ElkCorp..............................     20,000         341,400
Fuel-Tech N.V.(b)....................     40,000         171,600
Identix, Inc.(b).....................     26,872         159,888
Mocon, Inc. .........................     15,000         109,515
Rayovac Corp.(b).....................     20,000         244,000
Sanmina-SCI Corp.(b).................     50,000         138,500
Stericycle, Inc.(b)..................     10,000         339,200
Stewart & Stevenson Services,
  Inc. ..............................     20,000         195,860
The Keith Cos., Inc.(b)..............     18,000         189,000
Titan Corp.(b).......................     40,000         384,000
U.S. Concrete, Inc.(b)...............     40,000         210,000
                                                     -----------
                                                       3,183,838
                                                     -----------
TECHNOLOGY - 5.9%
Aspen Technology, Inc.(b)............     40,000         120,000
Dendrite International, Inc.(b)......     30,000         189,300
Diodes, Inc.(b)......................     35,000         255,500
Echelon Corp.(b).....................     20,000         174,000
Intersil Corp., Class A(b)...........     15,000         194,400
Mad Catz Interactive, Inc.(b)........    165,100         148,590
McDATA Corp.(b)......................     20,000         108,600
Novell, Inc.(b)......................     80,000         168,000
Parametric Technology Corp.(b).......     50,000          90,000
Quantum Corp.(b).....................     40,000          88,400
 COMMON STOCKS, CONTINUED
                                       SHARES OR
                                       PRINCIPAL
SECURITY DESCRIPTION                   AMOUNT ($)     VALUE ($)
-------------------------------------  ----------    -----------
SimpleTech, Inc.(b)..................     30,000          63,900
Stratasys, Inc.(b)...................     30,000         144,600
THQ, Inc.(b).........................     15,000         312,000
Ultratech Stepper, Inc.(b)...........     20,000         161,800
                                                     -----------
                                                       2,219,090
                                                     -----------
UTILITIES - 0.8%
Southwest Water Co. .................     21,000         299,460
                                                     -----------
TOTAL COMMON STOCKS..............................     28,274,228
                                                     -----------
 REPURCHASE AGREEMENTS - 19.5%
Fifth Third Bank, 1.45%, 10/1/02,
  collateralized by Fannie Mae
  security...........................  7,384,145       7,384,145
                                                     -----------
TOTAL REPURCHASE AGREEMENTS......................      7,384,145
                                                     -----------
TOTAL INVESTMENTS
  (Cost $38,712,056)(a) - 94.3%..................     35,658,373
                                                     ===========

------------------

Percentages indicated are based on net assets of $37,826,291.

(a) Represents cost for financial reporting purposes and differs from value by unrealized depreciation of securities as follows:

      Unrealized appreciation.......................  $ 2,685,891
      Unrealized depreciation.......................   (5,739,574)
                                                      -----------
      Net unrealized depreciation...................  $(3,053,683)
                                                      ===========

(b) Non-income producing securities.

                       See notes to financial statements.

1ST SOURCE MONOGRAM FUNDS
SPECIAL EQUITY FUND

 STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2002 (UNAUDITED)

ASSETS:
Investments, at value (cost
  $31,327,911)..........................             $ 28,274,228
Repurchase agreements, at cost..........                7,384,145
                                                     ------------
    Total Investments...................               35,658,373
Interest and dividends receivable.......                    5,673
Receivable for investments sold.........                2,478,805
Prepaid expenses........................                    9,620
                                                     ------------
    TOTAL ASSETS........................               38,152,471
LIABILITIES:
Payable for investments purchased.......  $277,208
Accrued expenses and other payables:
  Investment advisory...................    25,799
  Administration........................     7,327
  Other.................................    15,846
                                          --------
    TOTAL LIABILITIES...................                  326,180
                                                     ------------
NET ASSETS:.............................             $ 37,826,291
                                                     ============
COMPOSITION OF NET ASSETS:
Capital.................................             $ 40,618,791
Undistributed net investment loss.......                 (140,839)
Undistributed net realized gains from
  investment transactions...............                  402,022
Unrealized depreciation from
  investments...........................               (3,053,683)
                                                     ------------
NET ASSETS..............................             $ 37,826,291
                                                     ============
Shares Outstanding (par value $0.01,
  unlimited number of authorized
  shares)...............................                4,435,557
                                                     ============
Net Asset Value and Redemption Price per
  share.................................                    $8.53
                                                     ============

 STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED)

INVESTMENT INCOME:
Interest income.........................             $     44,099
Dividend income.........................                   76,536
                                                     ------------
    TOTAL INVESTMENT INCOME.............                  120,635
EXPENSES:
Investment advisory.....................  $171,718
Administration..........................    42,930
Distribution............................    53,662
Accounting..............................    11,214
Custodian...............................     4,310
Transfer agent..........................     9,563
Trustee.................................     2,614
Other...................................    19,676
                                          --------
    Total expenses before fee
      reductions........................                  315,687
    Distribution fees voluntarily
      reduced...........................                  (53,662)
                                                     ------------
    NET EXPENSES........................                  262,025
                                                     ------------
NET INVESTMENT LOSS.....................                 (141,390)
                                                     ------------
NET REALIZED/UNREALIZED LOSSES FROM
  INVESTMENTS:
Realized losses from investment
  transactions..........................               (2,508,235)
Change in unrealized appreciation
  (depreciation) from investments.......               (9,000,383)
                                                     ------------
Net realized/unrealized losses from
  investments...........................              (11,508,618)
                                                     ------------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS............................             $(11,650,008)
                                                     ============

                       See notes to financial statements.

1ST SOURCE MONOGRAM FUNDS
SPECIAL EQUITY FUND
 STATEMENTS OF CHANGES IN NET ASSETS

                                                                 FOR THE SIX
                                                                MONTHS ENDED       FOR THE
                                                                SEPTEMBER 30,    YEAR ENDED
                                                                    2002          MARCH 31,
                                                                 (UNAUDITED)        2002
                                                                -------------    -----------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment loss.......................................    $   (141,390)    $  (185,549)
  Realized gains (losses) from investment transactions......      (2,508,235)      4,702,266
  Change in unrealized appreciation (depreciation) from
    investments.............................................      (9,000,383)      3,628,051
                                                                ------------     -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............     (11,650,008)      8,144,768
                                                                ------------     -----------
DISTRIBUTIONS:
  From net realized gains...................................              --      (1,866,895)
                                                                ------------     -----------
CHANGE IN NET ASSETS FROM SHAREHOLDER DISTRIBUTIONS.........              --      (1,866,895)
                                                                ------------     -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................      10,753,249      22,850,696
  Dividends reinvested......................................              --       1,716,711
  Cost of shares redeemed...................................      (6,164,901)     (9,762,908)
                                                                ------------     -----------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS........       4,588,348      14,804,499
                                                                ------------     -----------
CHANGE IN NET ASSETS........................................      (7,061,660)     21,082,372
NET ASSETS:
  Beginning of period.......................................      44,887,951      23,805,579
                                                                ------------     -----------
  End of period.............................................    $ 37,826,291     $44,887,951
                                                                ============     ===========
SHARE TRANSACTIONS:
  Issued....................................................       1,049,582       2,181,811
  Reinvested................................................              --         165,227
  Redeemed..................................................        (604,140)       (931,123)
                                                                ------------     -----------
CHANGE IN SHARES............................................         445,442       1,415,915
                                                                ============     ===========

                       See notes to financial statements.

1ST SOURCE MONOGRAM FUNDS
SPECIAL EQUITY FUND
 FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                     FOR THE SIX
                                    MONTHS ENDED          FOR THE YEARS ENDED         FOR THE NINE     FOR THE      SEPTEMBER 20,
                                    SEPTEMBER 30,              MARCH 31,              MONTHS ENDED    YEAR ENDED       1996 TO
                                        2002         -----------------------------     MARCH 31,       JUNE 30,       JUNE 30,
                                     (UNAUDITED)      2002       2001       2000        1999(a)          1998          1997(b)
                                    -------------    -------    -------    -------    ------------    ----------    -------------
NET ASSET VALUE, BEGINNING OF
  PERIOD..........................     $ 11.25       $  9.25    $ 13.78    $  9.18      $  9.63        $  9.59         $ 10.00
                                       -------       -------    -------    -------      -------        -------         -------
INVESTMENT ACTIVITIES:
  Net investment income (loss)....       (0.03)        (0.05)     (0.03)      0.00*        0.00*          0.00*           0.00*
  Net realized and unrealized
    gains (losses) from
    investments...................       (2.69)         2.63      (1.61)      4.60        (0.44)          0.17           (0.10)
                                       -------       -------    -------    -------      -------        -------         -------
  Total from investment
    activities....................       (2.72)         2.58      (1.64)      4.60        (0.44)          0.17           (0.10)
                                       -------       -------    -------    -------      -------        -------         -------
DISTRIBUTIONS:
  From net investment income......          --            --         --      (0.00)*      (0.00)*        (0.00)*         (0.00)*
  Tax return of capital...........          --            --         --         --        (0.01)            --              --
  From net realized gains.........          --         (0.58)     (2.89)        --           --          (0.13)             --
  In excess of net realized
    gains.........................          --            --         --                                                  (0.31)
                                       -------       -------    -------    -------      -------        -------         -------
  Total Distributions.............          --         (0.58)     (2.89)     (0.00)*      (0.01)         (0.13)          (0.31)
                                       -------       -------    -------    -------      -------        -------         -------
NET ASSET VALUE, END OF PERIOD....     $  8.53       $ 11.25    $  9.25    $ 13.78      $  9.18        $  9.63         $  9.59
                                       =======       =======    =======    =======      =======        =======         =======
TOTAL RETURN......................      (24.18%)(c)    28.37%    (12.35%)    50.11%       (4.55%)(c)      1.86%          (1.03%)(c)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period
  (000)...........................     $37,826       $44,888    $23,806    $26,932      $30,946        $35,441         $30,524
Ratio of expenses to average net
  assets..........................        1.22%(d)      1.24%      1.29%      1.25%        1.24%(d)       1.27%           1.39%(d)
Ratio of net investment income
  (loss) to average net assets....       (0.66%)(d)    (0.57%)    (0.34%)    (0.01%)       0.02%(d)       0.04%           0.05%(d)
Ratio of expenses to average net
  assets(e).......................        1.47%(d)      1.49%      1.54%      1.50%        1.49%(d)       1.52%           1.65%(d)
Portfolio turnover................          74%          130%       167%       174%         248%           125%            153%

* Less than $0.005 per share.
(a) Subsequent to the annual report as of June 30, 1999, the Fund changed its fiscal year end to March 31.
(b) Period from commencement of operations.
(c) Not Annualized.
(d) Annualized.
(e) During the period, certain fees were voluntarily and contractually reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

 1ST SOURCE MONOGRAM FUNDS

INCOME FUND

PAUL GIFFORD, CFA

Q. HOW DID THE FUND PERFORM DURING THE SIX-MONTH PERIOD ENDED SEPTEMBER 30,
   2002?

A. The Fund posted a total return of 8.21% during the period. The Fund's benchmark, the Lehman Brothers Intermediate Government/Credit Index, returned 8.25%.(1)

Q. WHAT WERE CONDITIONS LIKE IN THE BOND MARKET DURING THE PERIOD?

A. The economy remained weak during the period, partly due to the threat of terrorism and a potential war against Iraq, as well as a series of corporate accounting scandals. GDP(1) growth remained sluggish and consumer spending began to ebb during the period. The Fed kept short-term interest rates near 40-year lows, which caused interest rates on fixed-income securities to fall throughout the period. The yield on a ten-year Treasury fell during the period from 5.4% to 3.6%, while the yield on a five-year Treasury fell from 4.83% to 2.56%. Bonds generally performed well in this falling-rate environment.

   Treasury issues were the best-performing issues during the period, as their government backing nullified credit risk. Investors avoided the corporate sector, especially following several high-profile bankruptcies. That resulted in very poor performance in the corporate sector, and spreads relative to Treasuries continued to widen during the period. In fact, losses in corporate bonds during July, 2002 ranked among the worst ever.

Q. HOW DID YOU POSITION THE FUND IN THAT ENVIRONMENT?

A. We kept the Fund's duration lower than that of its benchmark to avoid interest rate risk. That defensive position hurt performance slightly as interest rates continued to fall during the period. The Fund's average credit quality remained at AA during the period, and we underweighted lower-quality BBB holdings. The emphasis on quality helped performance.(2)

   The Fund benefited from its overweighting in longer maturity Treasury issues relative to its benchmark. We also found attractive opportunities in mortgage-backed and government agency issues, which offer higher yields than Treasuries without significant additional credit risk. We also held an overweight position in AAA-rated asset-backed securities, which benefited from investors' flight to quality. The Fund's stake in corporate holdings was lower than that of its benchmark, and the portfolio avoided the significant credit blowups in the corporate sector.(2)

Q. WHAT IS YOUR OUTLOOK FOR THE BOND MARKET, AND HOW WILL YOU MANAGE THE FUND IN THAT ENVIRONMENT?

A. We believe interest rates will remain low during the next six to 12 months. We will maintain a low duration and focus on generating current income because we do not expect to see further rate declines that would generate significant price appreciation in the fixed-income market. We will reduce the Fund's Treasury holdings and will look for opportunities in higher-yielding products such as agencies and mortgage-backed securities. In the corporate sector, we will increase our corporate holdings to a level closer to that of our benchmark, because we feel such issues should perform well as the economy recovers. As always, we will attempt to maintain the Fund's high average credit rating.

------------------

(1) Please refer to the Glossary of Terms for additional information.

(2) The Fund's Portfolio composition is subject to change.

1ST SOURCE MONOGRAM INCOME FUND                SCHEDULE OF PORTFOLIO INVESTMENTS
INCOME FUND                                       SEPTEMBER 30, 2002 (UNAUDITED)


 ASSET BACKED SECURITIES - 13.2%
                                        PRINCIPAL
SECURITY DESCRIPTION                   AMOUNT ($)      VALUE ($)
-------------------------------------  -----------    -----------
Citibank Credit Card Issuance Trust,
  Series 00-A1, Class A1, 6.90%,
  10/15/07...........................    2,850,000      3,190,081
Discover Card Master Trust I, Series
  01-6, Class A, 5.75%, 12/15/08.....    2,050,000      2,237,819
MBNA Master Credit Card Trust, Series
  00-I, Class A, 6.90%, 1/15/08......    2,950,000      3,293,347
                                                      -----------
TOTAL ASSET BACKED SECURITIES.....................      8,721,247
                                                      -----------

 CORPORATE BONDS - 27.5%
CONSUMER CYCLICALS - 0.8%
TRW, Inc., 7.63%, 3/15/06............      500,000        552,018
                                                      -----------
CONSUMER NON-CYCLICALS - 4.3%
Unilever Capital Corp., 6.88%,
  11/1/05............................    2,500,000      2,808,645
                                                      -----------
ENERGY - 2.4%
Sunoco, Inc., 7.13%, 3/15/04.........    1,500,000      1,586,225
                                                      -----------
FINANCIAL - 12.6%
Bank One Corp., 6.00%, 8/1/08........    1,000,000      1,110,850
Bear Stearns Co., 6.25%, 7/15/05.....    1,000,000      1,082,090
Bear Stearns Co., 7.80%, 8/15/07.....    1,500,000      1,747,921
Comm Credit Co., 10.00%, 12/1/08.....    1,300,000      1,699,068
Ford Motor Credit Co., 7.50%,
  3/15/05............................    1,000,000      1,006,297
Household Finance Corp., 6.50%,
  1/24/06............................      500,000        504,299
National City Bank of Pennsylvania,
  7.25%, 10/21/11....................    1,000,000      1,172,079
                                                      -----------
                                                        8,322,604
                                                      -----------
HEALTH CARE - 2.1%
Wyeth, 7.90%, 2/15/05................    1,250,000      1,364,386
                                                      -----------
INDUSTRIALS - 3.3%
Eaton Corp., 6.95%, 11/15/04.........    2,000,000      2,181,622
                                                      -----------
TECHNOLOGY - 2.0%
First Data Corp., 4.70%, 11/1/06.....    1,250,000      1,303,484
                                                      -----------
TOTAL CORPORATE BONDS.............................     18,118,984
                                                      -----------

 U.S. GOVERNMENT AGENCY SECURITIES - 35.8%
FANNIE MAE - 11.2%
5.50%, 7/18/12.......................    2,750,000      2,815,749
6.00%, 7/25/14, Series 01-44, Class
  QB, CMO............................    2,000,000      2,091,683
5.50%, 11/1/16, Pool #615245.........    1,403,953      1,447,769
6.00%, 4/25/28, Series 02-55, Class
  OM, CMO............................    1,000,000      1,054,029
                                                      -----------
                                                        7,409,230
                                                      -----------
FEDERAL HOME LOAN BANK - 3.3%
5.38%, 2/15/07, Series DX07..........    1,000,000      1,095,610
4.88%, 11/15/06, Series TV06.........    1,000,000      1,073,459
                                                      -----------
                                                        2,169,069
                                                      -----------


 U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED
                                        SHARES OR
                                        PRINCIPAL
SECURITY DESCRIPTION                   AMOUNT ($)      VALUE ($)
-------------------------------------  -----------    -----------
FREDDIE MAC - 18.2%
4.50%, 7/23/07.......................    3,750,000      3,869,898
4.00%, 9/12/07, Series MTN...........    1,000,000      1,026,373
6.00%, 12/15/12, Series 2433, Class
  TD, CMO............................    1,459,443      1,468,405
5.50%, 10/15/14, Series 2498, Class
  PC.................................    1,500,000      1,582,500
6.50%, 9/1/15, Pool #M30243..........      725,630        769,547
6.00%, 2/15/27, Series 2091, Class
  PP, CMO............................    1,000,000      1,048,158
6.50%, 10/15/27, Series 2154, Class
  PK, CMO............................    2,000,000      2,143,152
                                                      -----------
                                                       11,908,033
                                                      -----------
GOVERNMENT NATIONAL MORTGAGE
  ASSOCIATION - 3.1%
6.50%, 10/20/20, Series 98-19, Class
  A..................................    2,000,000      2,058,923
                                                      -----------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES...........     23,545,255
                                                      -----------

 U.S. TREASURY NOTES - 20.7%
7.00%, 7/15/06.......................    2,000,000      2,336,796
6.13%, 8/15/07.......................    6,000,000      6,952,499
5.63%, 5/15/08.......................    2,300,000      2,628,109
5.75%, 8/15/10.......................    1,500,000      1,743,458
                                                      -----------
TOTAL U.S. TREASURY NOTES.........................     13,660,862
                                                      -----------

 INVESTMENT COMPANIES - 1.8%
Fifth Third Prime Money Market
  Fund...............................    1,163,485      1,163,485
                                                      -----------
TOTAL INVESTMENT COMPANIES........................      1,163,485
                                                      -----------
TOTAL INVESTMENTS
  (Cost $62,208,191)(a) - 99.0%...................     65,209,833
                                                      ===========

------------------

Percentages indicated are based on net assets of $65,874,148.

(a) Represents cost for financial reporting purposes and differs from value by unrealized appreciation of securities as follows:

      Unrealized appreciation.......................  $ 3,040,574
      Unrealized depreciation.......................      (38,932)
                                                      -----------
      Net unrealized appreciation...................  $ 3,001,642
                                                      ===========

CMO--Collateralized Mortgage Obligation

                       See notes to financial statements.

1ST SOURCE MONOGRAM FUNDS
INCOME FUND

 STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2002 (UNAUDITED)


ASSETS:
Investments, at value (cost
  $62,208,191)............................            $65,209,833
Cash......................................                     81
Interest receivable.......................                719,085
Prepaid expenses..........................                  1,064
                                                      -----------
    TOTAL ASSETS..........................             65,930,063
LIABILITIES:
Accrued expenses and other payables:
  Investment advisory.....................  $29,329
  Administration..........................   12,066
  Other...................................   14,520
                                            -------
    TOTAL LIABILITIES.....................                 55,915
                                                      -----------
NET ASSETS:...............................            $65,874,148
                                                      ===========
COMPOSITION OF NET ASSETS:
Capital...................................            $65,154,841
Distributions in excess of net investment
  income..................................               (155,858)
Undistributed net realized losses from
  investment transactions.................             (2,126,477)
Unrealized appreciation from
  investments.............................              3,001,642
                                                      -----------
NET ASSETS................................            $65,874,148
                                                      ===========
Shares Outstanding (par value $0.01,
  unlimited number of authorized
  shares).................................              6,316,894
                                                      ===========
Net Asset Value and Redemption Price per
  share...................................                 $10.43
                                                      ===========

 STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED)


INVESTMENT INCOME:
Interest income...........................             $1,576,728
Dividend income...........................                 12,628
                                                       ----------
    TOTAL INVESTMENT INCOME...............              1,589,356
EXPENSES:
Investment advisory.......................  $168,828
Administration............................    61,392
Distribution..............................    76,740
Accounting................................    13,149
Custodian.................................     3,858
Transfer agent............................     9,595
Trustee...................................     3,710
Other.....................................    18,236
                                            --------
    Total expenses before fee
      reductions..........................                355,508
    Distribution fees voluntarily
      reduced.............................                (76,740)
                                                       ----------
    NET EXPENSES..........................                278,768
                                                       ----------
NET INVESTMENT INCOME.....................              1,310,588
                                                       ----------
NET REALIZED/UNREALIZED GAINS FROM
  INVESTMENTS
Realized gains from investment
  transactions............................                592,896
Change in unrealized appreciation
  (depreciation) from investments.........              2,899,088
                                                       ----------
Net realized/unrealized gains from
  investments.............................              3,491,984
                                                       ----------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS..............................             $4,802,572
                                                       ==========

                       See notes to financial statements.

1ST SOURCE MONOGRAM FUNDS
INCOME FUND
 STATEMENT OF CHANGES IN NET ASSETS

                                                               FOR THE SIX
                                                              MONTHS ENDED         FOR THE
                                                              SEPTEMBER 30,       YEAR ENDED
                                                                  2002            MARCH 31,
                                                               (UNAUDITED)           2002
                                                              -------------      ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.....................................  $  1,310,588       $  2,416,392
  Realized gains from investment transactions...............       592,896            281,070
  Change in unrealized appreciation (depreciation) from
    investments.............................................     2,899,088           (361,630)
                                                              ------------       ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............     4,802,572          2,335,832
                                                              ------------       ------------
DISTRIBUTIONS:
  From net investment income................................    (1,513,627)        (2,837,746)
                                                              ------------       ------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DISTRIBUTIONS.........    (1,513,627)        (2,837,746)
                                                              ------------       ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................    13,305,167         15,782,410
  Dividends reinvested......................................     1,459,711          2,792,852
  Cost of shares redeemed...................................   (10,078,886)       (13,429,135)
                                                              ------------       ------------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS........     4,685,992          5,146,127
                                                              ------------       ------------
CHANGE IN NET ASSETS........................................     7,974,937          4,644,213

NET ASSETS:
  Beginning of period.......................................    57,899,211         53,254,998
                                                              ------------       ------------
  End of period.............................................  $ 65,874,148       $ 57,899,211
                                                              ============       ============
SHARE TRANSACTIONS:
  Issued....................................................     1,306,169          1,569,656
  Reinvested................................................       143,431            278,461
  Redeemed..................................................      (990,826)        (1,333,233)
                                                              ------------       ------------
CHANGE IN SHARES............................................       458,774            514,884
                                                              ============       ============

                       See notes to financial statements.

1ST SOURCE MONOGRAM FUNDS
INCOME FUND
 FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                     FOR THE SIX
                                    MONTHS ENDED          FOR THE YEARS ENDED         FOR THE NINE     FOR THE      SEPTEMBER 24,
                                    SEPTEMBER 30,              MARCH 31,              MONTHS ENDED    YEAR ENDED       1996 TO
                                        2002         -----------------------------     MARCH 31,       JUNE 30,       JUNE 30,
                                     (UNAUDITED)      2002       2001       2000        1999(a)          1998          1997(b)
                                    -------------    -------    -------    -------    ------------    ----------    -------------
NET ASSET VALUE, BEGINNING OF
  PERIOD..........................     $  9.88       $  9.97    $  9.52    $  9.99      $ 10.34        $ 10.13         $ 10.00
                                       -------       -------    -------    -------      -------        -------         -------
INVESTMENT ACTIVITIES:
  Net investment income...........        0.22          0.44       0.56       0.55         0.41           0.60            0.44
  Net realized and unrealized
    gains (losses) from
    investments...................        0.58         (0.02)      0.44      (0.46)       (0.10)          0.21            0.12
                                       -------       -------    -------    -------      -------        -------         -------
  Total from investment
    activities....................        0.80          0.42       1.00       0.09         0.31           0.81            0.56
                                       -------       -------    -------    -------      -------        -------         -------
DISTRIBUTIONS
  From net investment income......       (0.25)        (0.51)     (0.55)     (0.56)       (0.41)         (0.60)          (0.43)
  From net realized gains.........          --            --         --         --        (0.18)            --              --
  In excess of net realized
    gains.........................          --            --         --         --        (0.07)            --              --
                                       -------       -------    -------    -------      -------        -------         -------
  Total Distributions.............       (0.25)        (0.51)     (0.55)     (0.56)       (0.66)         (0.60)          (0.43)
                                       -------       -------    -------    -------      -------        -------         -------
NET ASSET VALUE, END OF PERIOD....     $ 10.43       $  9.88    $  9.97    $  9.52      $  9.99        $ 10.34         $ 10.13
                                       =======       =======    =======    =======      =======        =======         =======
TOTAL RETURN......................        8.21%(c)      4.29%     10.90%      0.96%        3.00%(c)       8.24%           5.71%(c)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period
  (000)...........................     $65,874       $57,899    $53,255    $57,311      $67,251        $65,975         $54,789
Ratio of expenses to average net
  assets..........................        0.91%(d)      0.92%      0.94%      0.90%        0.92%(d)       0.92%           1.05%(d)
Ratio of net investment income to
  average net assets..............        4.27%(d)      4.35%      5.75%      5.69%        5.23%(d)       5.90%           5.71%(d)
Ratio of expenses to average net
  assets(e).......................        1.16%(d)      1.17%      1.19%      1.15%        1.17%(d)       1.17%           1.30%(d)
Portfolio turnover................          48%          113%       153%        67%         301%           208%            118%

(a) Subsequent to the annual report as of June 30, 1999, the Fund changed its fiscal year end to March 31.
(b) Period from commencement of operations.
(c) Not Annualized.
(d) Annualized.
(e) During the period, certain fees were voluntarily and contractually reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

1ST SOURCE MONOGRAM FUNDS

                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 2002
                                  (UNAUDITED)

1.  ORGANIZATION:

        The Coventry Group (the "Group") was organized on January 8, 1992 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The 1st Source Monogram Income Equity Fund ("Income Equity Fund"), 1st Source Monogram Diversified Equity Fund ("Diversified Equity Fund"), 1st Source Monogram Special Equity Fund ("Special Equity Fund"), and 1st Source Monogram Income Fund ("Income Fund"), (collectively, the "Funds" and individually, a "Fund") are series within the Group. Financial statements for all other series of the Group are published separately.

2.  SIGNIFICANT ACCOUNTING POLICIES:

        The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that may affect the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    SECURITIES VALUATION:

        The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Group's Board of Trustees.

        Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Group's Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost which approximates market value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.

    REPURCHASE AGREEMENTS:

        The Funds may enter into repurchase agreements with a bank or broker-dealers which the Adviser deems creditworthy. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

    WRITTEN OPTIONS:

        The Funds may write covered call or secured put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

        The following is a summary of option activity for the six months ended September 30, 2002, for the Special Equity Fund:

                                                                    NUMBER OF    PREMIUMS
      COVERED CALL OPTIONS                                          CONTRACTS    RECEIVED
      --------------------                                          ---------    --------
      Options outstanding as of March 31, 2002....................   89,000      $268,660
      Options written.............................................       --            --
      Options expired.............................................   55,000       155,840
      Options closed..............................................   34,000       112,820
                                                                     ------      --------
      Options outstanding as of September 30, 2002................       --            --
                                                                     ======      ========

                                   Continued

1ST SOURCE MONOGRAM FUNDS

                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 2002
                                  (UNAUDITED)

    SECURITY TRANSACTIONS AND RELATED INCOME:

        Security transactions are accounted for on trade date. Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of a premium or discount. Dividend income is recorded on the ex-dividend date.

    EXPENSES:

        Expenses directly attributable to a Fund are charged directly to the Fund. Expenses relating to the Group are allocated proportionately to each Fund within the Group according to the relative net assets of each Fund or on another reasonable basis.

    DIVIDENDS TO SHAREHOLDERS:

        Dividends from net investment income, if any, are declared and distributed monthly for all of the Funds, except the Special Equity Fund. Dividends for the Special Equity Fund, are declared and distributed quarterly. Dividends from net realized gain, if any, are declared and distributed annually for all Funds.

        Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations, which may differ from GAAP. Permanent book and tax basis differences have been reclassified among the components of net assets.

    FEDERAL INCOME TAXES:

        Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3.  RELATED PARTY TRANSACTIONS:

    INVESTMENT ADVISOR:

        The Funds and 1st Source Corporation Investment Advisors, Inc., (the "Advisor"), a wholly owned subsidiary of 1st Source Bank, are parties to an Investment Advisory Agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to the average daily net assets of each Fund, at the following annual percentage rates:

      NAME                                                          FEE RATE
      ----                                                          ---------
      Income Equity Fund..........................................    0.80%
      Diversified Equity Fund.....................................    0.99%
      Special Equity Fund.........................................    0.80%
      Income Fund.................................................    0.55%

    ADMINISTRATION:

        The Funds and BISYS Fund Services Ohio, Inc. (the "Administrator"), a wholly owned subsidiary of The BISYS Group, Inc., are parties to an Administration Agreement under which the Administrator provides services for a fee that is computed daily and paid monthly at an annual rate of 0.20% of the average daily net assets of each Fund. Certain officers and trustees of the Group are also officers of the Administrator and are paid no fees directly by the Funds for serving as officers of the Group.

    DISTRIBUTION:

        The Funds and BISYS Fund Services Limited Partnership (the "Distributor"), a wholly owned subsidiary of The BISYS Group, Inc., are parties to a Distribution Agreement under which shares of the Funds are sold on a continuous basis. The Group has adopted a Distribution and Shareholder Service Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which each Fund is authorized to pay or reimburse the Distributor a periodic amount, calculated at an annual rate not to exceed 0.25% of the average daily net asset value of each Fund. These fees may be used by the Distributor to pay banks, including affiliates of the Advisor, broker-dealers and other institutions, or to reimburse the Distributor or its affiliates, for distribution and shareholder services in connection with the distribution of Fund shares. For the six months ended September 30, 2002, the distribution fees were voluntarily waived to limit total fund operating expenses.

                                   Continued

1ST SOURCE MONOGRAM FUNDS

                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 2002
                                  (UNAUDITED)

    ADMINISTRATIVE SERVICES PLAN:

        The Group has adopted an Administrative Services Plan, pursuant to which each Fund is authorized to pay compensation to banks and other financial institutions, which may include the Advisor, its correspondent and affiliated banks, and the Distributor, for providing ministerial, record keeping and/or administrative support services to their customers who are the beneficial or record owners of a Fund. The compensation which may be paid under the Administrative Services Plan is a fee computed daily at an annual rate of up to 0.25% of the average daily net assets of each Fund. As of the date of this report, the Group with respect to the Funds has entered into no such servicing agreements.



    4.  PURCHASES AND SALES OF SECURITIES:

        Purchases and sales of investment securities, excluding short-term securities, for the six months ended September 30, 2002, totaled:

                                                                     PURCHASES       SALES
                                                                    -----------   -----------
      Income Equity Fund..........................................  $ 8,041,373   $ 2,826,458
      Diversified Equity Fund.....................................    8,549,344    12,231,241
      Special Equity Fund.........................................   27,212,062    26,511,287
      Income Fund.................................................   35,917,515    28,508,803

[1ST SOURCE MONOGRAM FUNDS Logo]

INVESTMENT ADVISOR
1st Source Corporation Investment Advisors, Inc.
100 North Michigan Street
South Bend, IN 46601

DISTRIBUTOR
BISYS Fund Services
3435 Stelzer Road
Columbus, OH 43219

FOR ADDITIONAL INFORMATION, CALL:
1-800-766-8938

This material must be preceded or accompanied by a current prospectus.

11/02